Retirement Plan	3 Months Ended
Mar. 31, 2013
Retirement Plan
Retirement Plan

Note 10 – Retirement Plan

401(k)

The Company provided a 401(k) employee savings and retirement plan (the “Plan”). The Plan covered all employees who have completed six months of consecutive service with 160 hours monthly or have completed one year of service. The Company matched 100 percent of a participant’s elective deferrals that do not exceed 3 percent of the participant’s compensation, plus 50 percent of the participant’s elective deferrals that exceed 3 percent of the participant’s compensation, but do not exceed 5 percent of the participant’s compensation. Total contributions by the Company to the Plan were $0.00, $4,650, and $12,349 for the 3 months ended March 31, 2013 and 2012 and for the period April 8, 2010 (inception) through March 31, 2013, respectively.